Group cash flow statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Operating activities
Profit (loss) before taxation	$ 16,723	$ 7,180		$ (2,295)
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Exploration expenditure written off	1,085	1,603		1,274
Depreciation, depletion and amortization	15,457	15,584		14,505
Impairment and (gain) loss on sale of businesses and fixed assets	404	6		(2,796)
Earnings from joint ventures and associates	(3,753)	(2,507)		(1,960)
Dividends received from joint ventures and associates	1,535	1,253		1,105
Interest receivable	(468)	(304)		(200)
Interest received	348	375		267
Finance costs	2,528	2,074		1,675
Interest paid	(1,928)	(1,572)		(1,137)
Net finance expense relating to pensions and other post-retirement benefits	127	220		190
Share-based payments	690	661		779
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	(386)	(394)		(467)
Net charge for provisions, less payments	986	2,106		4,487
(Increase) decrease in inventories	672	(848)		(3,681)
(Increase) decrease in other current and non-current assets	(2,858)	(4,848)		(1,172)
Increase (decrease) in other current and non-current liabilities	(2,577)	2,344		1,655
Income taxes paid	(5,712)	(4,002)		(1,538)
Net cash provided by (used in) operating activities	22,873	18,931		10,691
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(16,707)	(16,562)		(16,701)
Acquisitions, net of cash acquired	(6,986)	(327)		(1)
Investment in joint ventures	(382)	(50)		(50)
Investment in associates	(1,013)	(901)		(700)
Total cash capital expenditure	(25,088)	(17,840)		(17,452)
Proceeds from disposals of fixed assets	940	2,936		1,372
Proceeds from disposals of businesses, net of cash disposed	1,911	478		1,259
Proceeds from loan repayments	666	349		68
Net cash used in investing activities	(21,571)	(14,077)		(14,753)
Financing activities
Repurchase of shares	(355)	(343)		0
Proceeds from long-term financing	9,038	8,712		12,442
Repayments of long-term financing	(7,210)	(6,276)		(6,685)
Net increase (decrease) in short-term debt	1,317	(158)		51
Net increase (decrease) in non-controlling interests	0	1,063		887
Dividends paid
BP shareholders	(6,699)	(6,153)		(4,611)
Non-controlling interests	(170)	(141)		(107)
Net cash provided by (used in) financing activities	(4,079)	(3,296)		1,977
Currency translation differences relating to cash and cash equivalents	(330)	544		(820)
Increase (decrease) in cash and cash equivalents	(3,107)	2,102		(2,905)
Cash and cash equivalents at beginning of year	25,586	23,484	[1]	26,389	[1]
Cash and cash equivalents at end of year	$ 22,468	$ 25,586		$ 23,484	[1]

[1]	a See Note 1 for further information.